General Principles for the Preparation of the Consolidated Financial Statements (Tables)	6 Months Ended
Jun. 30, 2023
General principles for the preparation of the consolidated financial statements [Abstrcat]
Schedule of Functional and Presentation Currency	These consolidated financial statements are presented in Euro (the Group’s presentation currency).
Entity	Functional Currency
Brera Holdings PLC	Euro
Brera Milano Srl	Euro
Fudbalski Klub Akademija Pandev	Macedonian Denar